Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions	Issued capital [member]	Issued capital [member] IFRS 17 [member]	Treasury shares [member]	Treasury shares [member] IFRS 17 [member]	Capital Reserves [Member]	Capital Reserves [Member] IFRS 17 [member]	Revenue Reserve [Member]	Revenue Reserve [Member] IFRS 17 [member]	Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] IFRS 17 [member]	Insurance Contracts And Private Pension [Member]	Insurance Contracts And Private Pension [Member] IFRS 17 [member]	Reserve of remeasurements of defined benefit plans [member]	Reserve of remeasurements of defined benefit plans [member] IFRS 17 [member]	Reserve of exchange differences on translation [member]	Reserve of exchange differences on translation [member] IFRS 17 [member]	Reserve of cash flow hedges [member]	Reserve of cash flow hedges [member] IFRS 17 [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] IFRS 17 [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS 17 [member]	Total	IFRS 17 [member]
Total - 01/01/2023 at Dec. 31, 2020	R$ 97,148		R$ (907)		R$ 2,326		R$ 47,347				R$ 848				R$ (1,531)		R$ 6,854		R$ (9,092)		R$ 142,993		R$ 11,532		R$ 154,525
IfrsStatementLineItems [Line Items]
Transactions with owners			379		111																490		(1,414)		(924)
Result of delivery of treasury shares			379		193																572				572
Recognition of share-based payment plans					(82)																(82)				(82)
(Increase) / Decrease to the owners of the parent company																							(1,414)		(1,414)
Partial spin-off	(6,419)				(187)		(3,457)				77						(23)		24		(9,985)				(9,985)
Dividends									(1,466)												(1,466)		(130)		(1,596)
Interest on capital									(5,607)												(5,607)				(5,607)
Reversal of Dividends or Interest on capital - declared after previous period							166														166				166
Unclaimed dividends and Interest on capital									102												102				102
Corporate reorganization							1,547														1,547				1,547
Other (3)							769														769				769
Total comprehensive income									26,760		(3,325)				45		(300)		675		23,855		1,624		25,479
Net income									26,760												26,760		1,624		28,384
Other comprehensive income for the period											(3,325)				45		(300)		675		(2,905)				(2,905)
Appropriations:
Legal reserve							1,312		(1,312)
Statutory reserve							18,477		(18,477)
Change in the period		R$ (6,419)		R$ 379		R$ (76)		R$ 18,814				R$ (3,248)				R$ 45		R$ (323)		R$ 699		R$ 9,871		R$ 80		R$ 9,951
Total - 12/31/2023 at Dec. 31, 2021	90,729	90,729	(528)	(528)	2,250	2,250	66,161	65,985			(2,400)	(2,542)			(1,486)	(1,486)	6,531	6,531	(8,393)	(8,393)	152,864	152,546	11,612	11,612	164,476	164,158
IfrsStatementLineItems [Line Items]
Transactions with owners				457		230																687		(2,964)		(2,277)
Result of delivery of treasury shares				457		64																521				521
Recognition of share-based payment plans						166																166				166
(Increase) / Decrease to the owners of the parent company																								(2,964)		(2,964)
Dividends																								(293)		(293)
Interest on capital										(9,844)												(9,844)				(9,844)
Unclaimed dividends and Interest on capital										119												119				119
Corporate reorganization								36														36				36
Other (3)								774														774				774
Total comprehensive income										29,139		(3,442)		796		(34)		(3,026)		(34)		23,399		1,035		24,434
Net income										29,207												29,207		1,035	30,242	30,242
Other comprehensive income for the period										(68)		(3,442)		796		(34)		(3,026)		(34)		(5,808)				(5,808)
Appropriations:
Legal reserve								1,485		(1,485)
Statutory reserve								17,929		(17,929)
Change in the period				457		230		20,224				(3,442)		796		(34)		(3,026)		(34)		15,171		(2,222)		12,949
Total - 12/31/2023 at Dec. 31, 2022	90,729	90,729	(71)	(71)	2,480	2,480	86,209	86,209			(5,984)	(5,984)	796	796	(1,520)	(1,520)	3,505	3,505	(8,427)	(8,427)	167,717	167,717	9,390	9,390	177,107	177,107
IfrsStatementLineItems [Line Items]
Transactions with owners				60		140																200		(924)		(724)
Acquisition of treasury shares				(689)																		(689)				(689)
Result of delivery of treasury shares				749		(2)																747				747
Recognition of share-based payment plans						142																142				142
(Increase) / Decrease to the owners of the parent company																								(924)		(924)
Dividends								11,000		(11,000)														(365)		(365)
Interest on capital										(12,315)												(12,315)				(12,315)
Unclaimed dividends and Interest on capital										53												53				53
Corporate reorganization								265														265				265
Other (3)								(2,852)														(2,852)				(2,852)
Total comprehensive income										33,105		4,681		(710)		(324)		(327)		684		37,109		772		37,881
Net income										33,105												33,105		772	33,877	33,877
Other comprehensive income for the period												4,681		(710)		(324)		(327)		684		4,004				4,004
Appropriations:
Legal reserve								1,669		(1,669)
Statutory reserve								8,174		(8,174)
Change in the period				R$ 60		R$ 140		R$ 18,256				R$ 4,681		R$ (710)		R$ (324)		R$ (327)		R$ 684		R$ 22,460		R$ (517)		R$ 21,943
Total - 12/31/2023 at Dec. 31, 2023	R$ 90,729		R$ (11)		R$ 2,620		R$ 104,465				R$ (1,303)		R$ 86		R$ (1,844)		R$ 3,178		R$ (7,743)		R$ 190,177		R$ 8,873		R$ 199,050